Related Party Transactions	6 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

(a) Names and Relationship of Related Parties:

Existing Relationship with the Company
Panaicia Pty Ltd	Sole director and sole shareholder is one of the shareholders Mr. Wai Yiu Yau.
Prezario UNO Pty Ltd	Sole shareholder is the spouse of one of the shareholders Mr. Wai Yiu Yau.
Mr. Wai Yiu Yau	Director of the Company
Ms. San Man Leng	Director of the Company
Mr. Ho Chuen Shin	Director of the Company
Mr. Fan Cheung	Director of the Company

(b) Summary of Balances with Related Parties:

		As of
Deposit– related parties:	Note	September 30, 2024	March 31, 2025
Mr. Wai Yiu Yau	(1)	$600,000	$897,436
Total		$600,000	$897,436

		As of
Interest receivable from a director:	Note	September 30, 2024	March 31, 2025
Mr. Wai Yiu Yau	(3)	$-	$10,659
Total		$-	$10,659
		As of
Accounts payable – related party:	Note	September 30, 2024	March 31, 2025
Panaicia Pty Ltd	(2)	$1,563,136	$-
Prezario UNO Pty Ltd	(2)	64,133	-
Total		$1,627,269	$-

		As of
Amount due to a director:	Note	September 30, 2024	March 31, 2025
Mr. Wai Yiu Yau	(3)	$8,586	$-
Total		$8,586	$-

Note:

1	Deposit – related party was paid to Mr. Wai Yiu Yau, a director of the Company, for the operating lease arrangement related to the rental of a warehouse and office on 9th floor of Tsuen Wan Industrial Centre, with a purchase option. The deposit was refundable upon the termination of arrangement. Imputed interest was calculated by interest rate of 3.375% over the lease term of 15 months.
2	Accounts payable – related party are trade in nature, unsecured and non-interest bearing.
3	Amount due from/to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.

(c) Summary of Related Party Transactions:

A summary of trade transactions with related parties for six months ended March 31, 2024 and 2025 are listed below:

	For the six months ended March 31,
Last-mile delivery charged by related parties:	2024	2025
Panaicia Pty Ltd	$2,414,279	$7,594,925
Prezario UNO Pty Ltd	304,749	130,977
Total	$2,719,028	$7,725,902

	For the six months ended March 31,
Salaries paid to related parties:	2024	2025
Mr. Wai Yiu Yau	$5,000	$5,000
Ms. San Man Leng	5,637	11,400
Mr. Ho Chuen Shin	5,637	11,400
Mr. Fan Cheung	5,637	11,400
Total	$21,911	$39,200

	For the six months ended March 31,
Interest income from related parties:	2024	2025
Mr. Wai Yiu Yau	$-	$10,659
Total	$-	$10,659

	For the six months ended March 31,
Operating lease expenses paid to related parties:	2024	2025
Mr. Wai Yiu Yau	$-	$16,065
Total	$-	$16,065